Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	Ituran Location & Control Ltd.
Entity Central Index Key	0001337117
Entity Filer Category	Accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	23,475,431

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 35,270	$ 46,674
Deposit in escrow (Note 12A1)		5,238
Investments in marketable securities	68	1,509
Accounts receivable (net of allowance for doubtful accounts)	25,294	31,161
Loan to former employee	340
Other current assets (Note 2)	15,165	12,770
Inventories (Note 3)	10,881	8,501
Total current assets	87,018	105,853
Long-term investments and other assets
Deposit in Escrow (Note 12A1)	4,888	7,858
Investments in affiliated company (Note 4A)	207	220
Investments in other company (Note 4B)	80	86
Other non-current assets (Note 5)	2,216	3,709
Loan to former employee		558
Deferred income taxes (Note 16)	5,568	4,934
Funds in respect of employee rights upon retirement	4,741	4,498
Total non-current assets	17,700	21,863
Property and equipment, net (Note 6)	40,870	46,147
Intangible assets, net (Note 7)	3,355	4,402
Goodwill (Note 8)	8,514	10,079
Total assets	157,457	188,344
Current liabilities
Credit from banking institutions (Note 9)	390	98
Accounts payable	9,319	10,506
Deferred revenues	7,869	6,714
Litigation obligation (Note 12A2)		21,852
Other current liabilities (Note 10)	20,966	18,089
Total current liabilities	38,544	57,259
Long-term liabilities
Long term Loans (Note 11)	173	233
Liability for employee rights upon retirement	6,865	6,472
Provision for contingencies	4,250	5,324
Other non-current liabilities	753	1,974
Deferred revenues	728	873
Deferred income taxes (Note 16)	792	1,046
Total non-current liabilities	13,561	15,922
Contingent liabilities, liens and guarantees (Note 12)
Equity:
Share capital - ordinary shares of NIS 0.33 1/3 par value: Authorized - December 31, 2011 and 2010 - 60,000,000 shares Issued and outstanding - December 31, 2011 and 2010 - 23,475,431 shares	1,983	1,983
Additional paid- in capital	71,927	71,927
Accumulated other comprehensive income	14,153	23,226
Retained earning	43,185	43,689
Treasury stock at cost - December 31, 2011 and 2010 - 2,507,314 shares	(30,054)	(30,054)
Stockholders' equity	101,194	110,771
Non-controlling interests	4,158	4,392
Total equity	105,352	115,163
Total liabilities and equity	$ 157,457	$ 188,344

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.3333	$ 0.3333
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	23,475,431	23,475,431
Common stock, shares outstanding	23,475,431	23,475,431
Treasury stock, shares	2,507,314	2,507,314

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Revenues:
Location-based services	$ 120,410	$ 108,101		$ 91,574
Wireless communications products	39,757	39,724		29,807
Total revenues	160,167	147,825		121,381
Cost of revenues:
Location-based services	49,157	40,820		33,377
Wireless communications products	31,578	34,354		27,445
Total cost of revenue	80,735	75,174		60,822
Gross profit	79,432	72,651		60,559
Research and development expenses	631	481		372
Selling and marketing expenses	8,543	8,675		7,684
General and administrative expenses	34,984	31,671		27,213
Other expenses, net (Note 14)	8,691	1,156		908
Operating income	26,583	30,668		24,382
Other expenses	(819)	(14,745)	[1]
Financing income, net (Note 15)	2,100	139		1,604
Income before income tax	27,864	16,062		25,986
Income tax (Note 16)	(5,655)	(6,286)		(7,139)
Share in income (losses) of affiliated companies, net	(23)	(3)		13
Net income for the year	22,186	9,773		18,860
Less: Net income attributable to non-controlling interest	(908)	(1,071)		(668)
Net income attributable to the Company	$ 21,278	$ 8,702		$ 18,192
Basic and diluted earnings per share attributable to Company's stockholders (Note 17)	$ 1.01	$ 0.42		$ 0.87
Basic and diluted weighted average number of shares outstanding
Basic	20,968	20,968		20,968
Diluted	20,968	20,968		20,977

[1]	See Notes 12A2.

Consolidated Statements Of Changes In Equity (USD $) In Thousands, unless otherwise specified	Ordinary Shares [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Non-Controlling Interests [Member]	Total
Balance at Dec. 31, 2008	$ 1,983	$ 73,554	$ 12,091	$ 51,981	$ (30,054)	$ 3,124	$ 112,679
Balance, shares at Dec. 31, 2008	23,476
Changes During Period:
Net income				18,192		668	18,860
Gains (Losses) on translation of non-Israeli currency financial statements of subsidiaries and on translation of the functional currency to the reporting currency			5,658			94	5,752
Losses in respect of derivative financial instruments designated for cash flow hedge, net of related taxes			(488)				(488)
Realized losses in respect of derivative instruments designated for cash flow hedge, net of related taxes			366				366
Unrealized gains from available for sale marketable securities			180				180
Reclassification adjustment on available-for-sale			229				229
Total comprehensive income							24,899
Dividend paid to non-controlling interest						(169)	(169)
Dividend paid				(3,566)			(3,566)
Balance at Dec. 31, 2009	1,983	73,554	18,036	66,607	(30,054)	3,717	133,843
Balance, shares at Dec. 31, 2009	23,476
Changes During Period:
Net income				8,702		1,071	9,773
Gains (Losses) on translation of non-Israeli currency financial statements of subsidiaries and on translation of the functional currency to the reporting currency			5,068			227	5,295
Acquisition of non-controlling interests		(1,627)				(623)	(2,250)
Losses in respect of derivative financial instruments designated for cash flow hedge, net of related taxes			(103)				(103)
Realized losses in respect of derivative instruments designated for cash flow hedge, net of related taxes			225				225
Total comprehensive income							12,940
Dividend paid				(31,620)			(31,620)
Balance at Dec. 31, 2010	1,983	71,927	23,226	43,689	(30,054)	4,392	115,163
Balance, shares at Dec. 31, 2010	23,476
Changes During Period:
Net income				21,278		908	22,186
Gains (Losses) on translation of non-Israeli currency financial statements of subsidiaries and on translation of the functional currency to the reporting currency			(9,073)			(375)	(9,448)
Total comprehensive income							12,738
Dividend paid to non-controlling interest						(767)	(767)
Dividend paid				(21,782)			(21,782)
Balance at Dec. 31, 2011	$ 1,983	$ 71,927	$ 14,153	$ 43,185	$ (30,054)	$ 4,158	$ 105,352
Balance, shares at Dec. 31, 2011	23,476

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income for the year	$ 22,186	$ 9,773	$ 18,860
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and impairment of goodwill	17,801	15,875	12,530
Exchange differences on principal of deposit and loans, net	(429)	839	28
Gains in respect of trading marketable securities	(27)	(5)	(1,421)
Increase in liability for employee rights upon retirement	854	667	676
Share in losses (gains) of affiliated companies, net	23	3	(13)
Deferred income taxes	(2,224)	(1,159)	988
Capital losses (gains) on sale of property and equipment, net	63	(299)	(2)
Decrease (increase) in accounts receivable	3,649	(4,669)	722
Increase in other current assets	(1,784)	(3,728)	(1,716)
Decrease (increase) in inventories	(2,985)	(73)	646
Increase (decrease) in accounts payable	(180)	(3,810)	1,734
Increase in deferred revenues	1,550	1,752	631
Increase in other current liabilities	7,355	3,568	4,063
Litigation obligation		14,745
Net cash provided by operating activities	45,852	33,479	37,726
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(563)	(662)	(794)
Capital expenditures	(16,161)	(18,344)	(15,698)
Intangible assets expenditures	(74)	(90)
Deposit in escrow	8,223
Deposit	384	(52)	(389)
Proceeds from sale of property and equipment	614	1,286	106
Investments in available for sale marketable securities			(182)
Investments in marketable securities		(2,664)	(34,467)
Sale of marketable securities	1,418	5,552	60,600
Sale of available for sale marketable securities			3,886
Adjustment of proceeds received from sale of subsidiary	(4,650)
Net cash provided by (used in) investment activities	(10,809)	(14,974)	13,062
Cash flows from financing activities
Short term credit from banking institutions, net	299	46	(316)
Repayment of long term loans	(46)	(18)
Acquisition of non-controlling interests		(2,250)
Dividend paid	(21,782)	(31,620)	(3,566)
Dividend paid to non-controlling interest	(767)		(169)
Settlements of litigation obligation in connection with financial transaction	(22,419)
Net cash used in financing activities	(44,715)	(33,842)	(4,051)
Effect of exchange rate changes on cash and cash equivalents	(1,732)	1,198	1,565
Net increase (decrease) in cash and cash equivalents	(11,404)	(14,139)	48,302
Balance of cash and cash equivalents at beginning of year	46,674	60,813	12,511
Balance of cash and cash equivalents at end of year	35,270	46,674	60,813
Supplementary information on investing activities not involving cash flows:
Purchasing of property and equipment using a directly related liability	259	297
Supplementary disclosure cash flow information:
Interest paid	470	85	173
Income taxes paid, net of refunds	$ 9,007	$ 10,475	$ 3,466	[1]

[1]	See Note 16A.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

NOTE 1	-	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	General

1.	Operations

a.
Ituran Location and Control Ltd. (the "Company") commenced operations in 1994.  The Company and its subsidiaries (the "Group") are engaged in the provision of location-based services and machine-to-machine wireless communications products for use in stolen vehicle recovery, fleet management and other applications.

b.	Regarding the sale of the subsidiary, Telematics Wireless Ltd. (Telematics), see Note 12A1.

c.	Regarding the district court decision with respect to Leonardo P.L.'s claim, see Note 12A2.

d.	Regarding the tax dispute in Brazil, see Note 12A3.

2.	Functional currency and translation to the reporting currency

The functional currency of the Company and its subsidiaries located in Israel is the New Israeli Shekel ("NIS"), which is the local currency in which those entities operate.  The functional currency of the foreign subsidiaries of the Group is their respective local currency.

The consolidated financial statements of the Company and all of its subsidiaries were translated into U.S. dollars in accordance with the standards of the Financial Accounting Standards Board ("FASB").  Accordingly, assets and liabilities were translated from local currencies to U.S. dollars using yearend exchange rates, and income and expense items were translated at average exchange rates during the year.

Gains or losses resulting from translation adjustments (which result from translating an entity's financial statements into U.S. dollars if its functional currency is different than the U.S. dollar) are reflected in equity, under "accumulated other comprehensive income (loss)".

Balances denominated in, or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date.  For foreign currency transactions included in the statement of income, the exchange rates applicable on the relevant transaction dates are used.  Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses.

The following table presents data regarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Real
At December 31,
2011	3.821	1.8758	136.79 points
2010	3.549	1.6662	133.89 points
2009	3.775	1.7412	130.42 points
Increase (decrease) during the year:
2011	7.66%	12.57%	2.2%
2010	(5.99)%	(4.31)%	2.7%
2009	(0.71)%	(25.49)%	3.9%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 1998 average 100.

3.	Basis of presentation

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

4.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from the estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to contingencies, revenue recognition, valuation of goodwill, deferred taxes and tax liabilities and uncertainties.

B.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries.  In these financial statements, the term "subsidiary" refers to a company over which the Company exerts control (ownership interest of more than 50%), and the financial statements of which are consolidated with those of the Company.  Significant intercompany transactions and balances are eliminated upon consolidation; profits from intercompany sales, not yet realized outside of the Group, are also eliminated.  Non-controlling interests are presented in equity.

C.	Cash and cash equivalents

The Group considers all highly liquid investments, which include short-term bank deposits that are not restricted as to withdrawal or use, and short-term debentures, with original periods to maturity not exceeding three months, to be cash equivalents.

D.	Deposits in escrow

Restricted cash is invested in certificates of deposit, which are used to ensure certain representations and warranties to third parties.  See Note 12A1.

Such deposits are presented in the balance sheets as current assets or as long-term assets based on management's assessment regarding their realization.

E.	Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC Topic 320-10, "Investments - Debt and Equity Securities" ("ASC Topic 320-10"). Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reassesses such determination at each balance sheet date.

As of December 31, 2011 and 2010 the investments in marketable securities covered by ASC Topic 320-10 were designated by management as trading securities.

Trading securities are stated at market value. The changes in market value are charged to financing income or expenses.

Trading gains for the year 2011 amounted to approximately US$ 22,000 in respect of trading securities held by the Group in the reporting period (US$ 30,000 and US$ 1,321,000 in 2010 and 2009, respectively).

Debt and equity securities that were designated as available-for-sale were stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss). Realized gains and losses on sales of investments, as determined on a specific identification basis, were included in financial income, net.

F.	Treasury stock

Company shares held by the Company and its subsidiary are presented as a reduction of equity, at their cost to the Company or to the subsidiary, under the caption "Treasury Stock". Gains and losses upon sale of these shares, net of related income taxes, are recorded as additional paid in capital.

G.	Allowance for doubtful accounts

The allowance for doubtful accounts is determined with respect to amounts the Group has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with customers and the information available on such customers.  See also Note 20A.

The allowance in respect of accounts receivable at December 31, 2011 and 2010 was US$ 1,302,000 and US$ 1,553,000, respectively.

H.	Inventories

Inventories are stated at the lower of cost or market.  Cost is determined as follows: raw materials and finished products – mainly on the basis of first-in, first-out (FIFO); work in progress – on the basis of direct production costs including materials, labor and subcontractors.

I.	Investment in affiliated companies

Investments in companies in which the Group has significant influence (ownership interest of between 20% and 50%) but less than a controlling interests, are accounted for by the equity method.  Income on intercompany sales, not yet realized outside of the Group, was eliminated.  The Company also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

Investments in companies in which the company no longer has significant influence, are classified as "investments in other companies".  See J. below.

J.	Investment in other companies

Non-marketable investments in other companies in which the Company does not have a controlling interest nor significant influence are accounted for at cost, net of write down for any permanent decrease in value.

K.	Derivatives

The group applies the provisions of ASC Topic 815, "Derivatives and Hedging".  In accordance with ASC Topic 815, all the derivative financial instruments are recognized as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For derivative financial instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

From time to time the Company carries out transactions involving foreign exchange derivative financial instruments (mainly forward exchange contracts) which are designed to hedge the cash flows expected to be paid with respect to forecasted purchases of inventory, denominated in currencies other than the functional currency of the Company. Such transactions were designated as hedging instruments on the date that the Company entered into such derivative contracts, and qualify as cash flow hedges under ASC Topic 815.

The effective portion of the changes in fair value of the derivative instruments designated for hedging purposes are reported as "other comprehensive income" under "gains (losses) in respect of derivative instruments designated for cash flow hedge, net of related taxes", and are recognized in the statements of income when the hedged transaction realizes. During the reporting periods, the gains or losses that were recognized in earnings for hedge ineffectiveness were insignificant.

All other derivatives which do not qualify for hedge accounting, or which have not been designated as hedging instruments, are recognized in the balance sheet at their fair value, with changes in the fair value carried to the statements of income and included in financing income (expenses), net. At December 31, 2010, the balance of such derivative instruments amounted to approximately US$ 32,000 (assets) and approximately US$ 819,000 were recognized in the Statement of Income during the year ended that date as losses on derivative financial instruments. At December 31, 2011, US$ 314,000 were recognized in the statement of income as losses on derivative financial instruments.

See also Note 20B for further information.

L.	Property and equipment

1.
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.  Leasehold improvements are depreciated on the straight-line method over the shorter of the estimated useful life of the property or the duration of the lease.

2.	Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

M.	Impairment of long-lived assets

The Group's long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value (see Note 1O with respect to the annual impairment test of goodwill).  During 2011, 2010 and 2009, the Company recorded an impairment loss in an amount of US$ 904,000, US$ 157,000 and US$ 901,000, respectively.  See Notes 7 and 8.

N.	Income taxes

The Group accounts for income taxes in accordance with ASC Topic 740-10, "Income Taxes". According to this FASB guidance, deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law.  Deferred tax balances are computed using the tax rates expected to be in effect at the time when these differences reverse. Valuation allowances in respect of the deferred tax assets are provided for if, based upon the weight of available evidence, it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

US GAAP provides that the tax effects from an uncertain tax position can be recognized in the financial statements only if the position is "more-likely-than-not" to be sustained were to be challenged by a taxing authority.  The assessment of the tax position is based solely on the technical merits of the position, without regard the likelihood that the tax position may be challenged.  If an uncertain tax position meets the "more-likely-than-not" threshold, the largest amount of tax benefit that is greater than 50% likely to be recognized upon ultimate settlement with the taxing authority is recorded.  See also Note 16K.

The Company recognizes interest as interest expenses (among financing expenses) and penalties, if any, related to unrecognized tax benefits in its provision for income tax.

O.	Goodwill and intangible assets

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in business combinations accounted for as purchases and is allocated to reporting units at acquisition.  Goodwill is not amortized but rather tested for impairment at least annually in accordance with the provisions of ASC Topic 350, "Intangibles - Goodwill and Other".  The Company performs its goodwill annual impairment test for the reporting units at December 31 of each year, or more often if indicators of impairment are present.

As required by ASC Topic 350, as amended by ASU No. 2011-08, "Testing for Impairment", which amendment was early adopted by the Company in its annual consolidated financial statements for the year ended December 31, 2011, the Company chooses either to perform a qualitative assessment wheatear the two-step goodwill impairment test is necessary or proceeds directly to the two-step goodwill impairment test. Such determination is made for each reporting unit on a stand-alone basis.  The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors.

When the Company chooses to perform a qualitative assessment and determines that it is more likely than not (a more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value, then the Company proceeds to the two-step goodwill impairment test. If the Company determines Otherwise, no further evaluation is necessary.

When the Company decides or is required to perform the two-step goodwill impairment test, the Company compares the fair value of the reporting unit to its carrying value ("step 1"). If the fair value exceeds the carrying value of the reporting unit net assets (including the goodwill allocated to such reporting unit), goodwill is considered not to be impaired, and no further testing is required. If the carrying value exceeds the fair value of the reporting unit, then the implied fair value of goodwill is determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss is recorded for the excess, if any, of the carrying value of the goodwill allocated to the reporting unit over its implied fair value ("step 2").

The Company applies assumptions that market participants would consider in determining the fair value of each reporting unit.
In order to determine the fair value of the reporting units, the Company utilized the "income approach". According to the income approach expected future cash flows are discounted to their present value using an appropriate rate of return. Judgments and assumptions related to future cash flows (projected revenues, operating expenses, and capital expenditures), future short-term and long-term growth rates, and weighted average cost of capital, which are based on management's internal assumptions, and believed to be similar to those of market participants and to represent both the specific risks associated with the business, and capital market conditions, are inherent in developing the discounted cash flow model.

See Notes 1M, 7 and 8, with respect to impairment of intangible assets and goodwill recorded in 2011, 2010 and 2009.

Intangible assets with finite lives are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, as follows

Years
GIS database	10
Customer base	5
Brand name	15
Other	3-10

P.	Contingencies

The Company and certain of its subsidiaries are involved in certain legal proceedings that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties.  Except for income tax contingencies, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

Q.	Liability for employee rights upon retirement

The Company's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company makes monthly deposits to insurance policies and severance pay funds.  The liability of the Company is fully provided for.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of the obligation pursuant to Israeli severance pay laws or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes profits or losses.

The liability for employee rights upon retirement in respect of the employees of the non-Israeli subsidiaries of the Company, is calculated on the basis of the labor laws of the country in which the subsidiary is located and is covered by an appropriate accrual.

Severance expenses for the years ended December 31, 2011, 2010 and 2009, amounted to US$ 1,172,000, US$ 770,000 and US$ 576,000, respectively.

R.	Revenue recognition

Revenues are recognized when delivery has occurred and, where applicable, after installation has been completed, there is persuasive evidence of an agreement, the fee is fixed or determinable and collection of the related receivable is reasonably assured and no further obligations exist. In cases where delivery has occurred but the required installation has not been performed, the Company does not recognize the revenues until the installation is completed.

The Company's revenues are recognized as follows:

1.	Revenues from sales are recognized when title and risk of loss of the product pass to the customer (usually upon delivery).

2.
The Company applies the provisions of ASC Topic 605-25, "Revenue Recognition - Multiple-Element Arrangements", as amended. ASC Topic 605-25 provides guidance on how to account for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets. For such arrangements, each element of the contract is accounted for as a separate unit when it provides the customer value on a stand-alone basis and if an arrangement includes a right of return relative to a delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Company. According to ASC 605-25, as amended, the Company requires to develop a best estimate of the selling price of the deliverables and the entire arrangement consideration is allocated to the deliverables based on the relative selling prices.

Revenues from SVR services subscription fees and from installation services, sold to customers within a single contractually binding arrangement were accounted for revenue recognition purposes as a single unit of accounting in accordance with ASC Topic 605-25, since the installation services element was determined not to have a value on a stand-alone basis to the customer. Accordingly, the entire contract fee for the two deliverables is recognized ratably on a straight-line basis over the subscription period.

3.	Revenues from rentals of leased equipment under operating lease are recognized over the term of the lease agreement (1-3 years).

4.	Deferred revenues include unearned amounts received from customers (mostly for the provision of installation and subscription services) but not yet recognized as revenues.

5.	Sale and leaseback transactions

The Company accounts for sale and leaseback transactions in accordance with the provisions of ASC Topic 840-40, "Sale-Leaseback Transactions".

Accordingly, with respect of a certain leaseback transaction that was determined to be an operating lease and involving the use of more than a minor part but less than substantially all of the asset sold, the entire profit on the sale was deferred and amortized in proportion to rental payments over the term of the lease. There was no recognition of any profit at the date of the sale since the present value of the minimum lease payments exceeded the amount of the profit.

S.	Warranty costs

The Company provides a warranty for its products to end-users at no extra charge. The Company estimates the costs that may be incurred under its warranty obligation and records a liability at the time the related revenues are recognized.

Among the factors affecting the warranty liability are the number of installed units and historical percentages of warranty claims. The Company periodically assesses the adequacy of the recorded warranty liability and adjusts the amount to the extent necessary. To date, warranty costs and the related liabilities have not been material.

T.	Research and development costs

1.	Research and development costs (other than computer software related expenses) are expensed as incurred.

2.	Software Development Costs

ASC Topic 985-20, "Costs of Software to Be Sold, Leased, or Marketed" requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.  Research and development costs incurred in the process of developing product improvements or new products, are generally expensed as incurred, net of grants received from the Government of Israel for development of approved projects. Costs incurred by the Company between the establishment of technological feasibility and the point at which the product is ready for general release are usually insignificant.

U.	Advertising costs

Advertising costs are expensed as incurred.

Advertising expenses for the years ended December 31, 2011, 2010 and 2009 amounted to US$ 6.4 million, US$ 6.6 million and US$ 6.1 million, respectively.  Advertising expenses are presented among "selling and marketing expenses".

V.	Earnings per share

Basic earnings per share are computed by dividing net income attributable to the common shares, by the weighted average number of shares outstanding during the year, net of the weighted average number of treasury stock.

In computing diluted earnings per share, basic earnings per share are adjusted to reflect the potential dilution that could occur upon the exercise of options granted under employee stock option plans, using the treasury stock method, and the conversion of the convertible capital notes, using the if converted method.

W.	Other comprehensive income

Other comprehensive income, presented in equity, includes, in addition to net income:  a) translation gains (losses) of other than Israeli currency financial statements of subsidiaries and affiliated companies and translation gains and losses from the translation of the functional currency to the reporting currency; b) unrealized gains (losses) from available for sale marketable securities; and, c) gains (losses) in respect of derivative instruments designated for cash flow hedge, net of related taxes.

X.	Fair value measurements

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As such, fair value is a market based measurement that is required to be determined based on the assumptions that market participants would use to determine the price of an asset or a liability.

As a basis for considering such assumptions, the fair value accounting standard establishes the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs are used when little or no market data is available. Level 3 inputs are considered as the lowest priority under the fair value hierarchy.

In determining fair value, companies are required to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as to consider counterparty credit risk in the assessment of fair value.

Regarding the fair value measurements of financial assets and liabilities and the fair value hierarchy of such measurement, see Note 20C.

The Company also measures certain non-financial assets, consisting mainly goodwill and intangible assets at fair value on a nonrecurring basis.  These assets are adjusted to fair value when they are considered to be impaired.  As of December 31, 2011, the Company measured the fair value of goodwill with a total carrying amount of US$ 5.8 million that is allocated to certain reporting units.  As a result of the above impairment test, the Company recorded an impairment loss of goodwill with a carrying amount of US$ 2 million to its implied fair value of US$ 1.3 million resulting an impairment charge of US$ 0.7 million with respect to one of the reporting units that were tested for impairment.  The fair value measurement of the non-financial assets is classified as level 3.  See also Notes 1O, 7 and 8.

Y.	Deferred installation expenses

Direct installation expenses incurred at the inception of specific subscription arrangements in brazil with specific customers, to enable the Company's subsidiary in Brazil to perform under the terms of the arrangement (i.e. directly attributable to obtaining a specific subscriber), which their costs can be measured reliably, are capitalized and presented as "Deferred installation expenses" within the balances "Other current assets" and "Other non-current assets", as applicable.

Such installation activities has determined not to represent separate earnings process in accordance with the principles of ASC Topic 605-25, "Multiple-Element Arrangements" as they has been determined not to have a value on a stand-alone basis to the customer.

The deferred expenses that are capitalized are limited to the higher of value of the amount of nonrefundable deferred revenue, if any or to the amount of the minimum contractual subscription revenue, net of direct costs.

The deferred expenses are amortized over the contractual live of the related subscription arrangements by the straight-line method (usually 24 months). Costs that do not meet the aforementioned criteria, are recognized immediately as expenses.

Z.	Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation.  Such reclassifications did not have any impact on the Company's equity, net income or cash flows.

AA.	Recently issued accounting pronouncements

1.	Accounting pronouncements adopted in 2011

a.         ASC Topic 350, "Intangible-Goodwill and Others"

In September 2011, the FASB issued Accounting Standard Update No. 2011-08, "Testing for Impairment" ("ASU 2011-08"). ASU 2011-08 provides amendments to ASC No. 350 "Intangibles – Goodwill and Other", with respect to the annual goodwill impairment test that adds a qualitative assessment allowing companies to first assess qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors to determine whether the existence of events leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. If an entity determines that it is not more likely than not that its fair value is less than its carrying amount, then the first and second steps of the goodwill impairment test are not necessary. If an entity determines that it is more likely than not that its fair value is less than its carrying amount, then the first step of the two-step goodwill impairment test is necessary.

The objective of the new guidance is to simplify how companies test goodwill for impairment, and more specifically to reduce the cost and complexity of performing the goodwill impairment test. The guidance does not change the timing or the measurement of goodwill impairments.

ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company elected to early adopt the provisions of ASU 2011-08 and as permitted according to its guidance, performed a qualitative assessment to each of its reporting units which include goodwill.

b.         ASC Topic 605 - 25 "Revenue Recognition - Multiple-Element Arrangements"

In October 2009, the FASB issued Accounting Standards Update (ASU) 2009-13, Multiple-Deliverable Revenue Arrangements – a consensus of the FASB Emerging Issues Task Force. The amended guidance modified the criteria for recognizing revenue in multiple element arrangements and requires companies to develop a best estimate of the selling price to separate deliverables and allocate arrangement consideration using the relative selling price method. In addition, the amendments eliminated the residual method for allocating arrangement considerations.

The amended guidance became effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010 (fiscal year 2011 for the Company). The adoption of the new guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

c.         ASC Topic 985 - 605, "Software - Revenue Recognition"

In October 2009, the FASB issued Accounting Standards Update (ASU) 2009-14, "Certain Revenue Arrangements That Include Software Elements – a consensus of the FASB Emerging Issues Task Force", to amend the scope of arrangements under ASC 985, Software, 605, "Revenue Recognition" to exclude tangible products containing software components and non-software components that function together to deliver a product's essential functionality. Such components shall be subject to ASC Topic 605 - 25 "Revenue Recognition - Multiple-Element Arrangements".

The amended guidance became effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010 (fiscal year 2011 for the Company). The adoption of the new guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

2.	Accounting pronouncements not yet effective:

a.	ASC Topic 220, "Comprehensive Income"

In June 2011, the FASB issued Accounting Standard Update No. 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income" ("ASU 2011-05").  ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity and requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

ASU 2011-05 will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (fiscal year 2012 for the Company) and should be applied retrospectively.

In December 2011, the FASB issued Accounting Standard Update (ASU) 2011-12, which defers certain provisions contained in ASU 2011-05 promulgating the requirement to present components of reclassifications of other comprehensive income on the face of the income statement or in the notes to the financial statements. However, this deferral does not impact the other requirements contained in the new standard on comprehensive income as described above. ASU 2011-12 is effective during interim and annual periods beginning after December 15, 2011 fiscal year 2012 for the Company).  The adoption of ASU 2011-05 and ASU 2011-12 is not expected to have a material impact on the financial condition, results of operations or cash flows.

b.	ASC Topic 210, "Balance Sheet"

In December 2011, the FASB issued Accounting Standard Update (ASU) 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities" (ASU 2011-11). ASU 2011-11, enhance disclosures about financial instruments and derivative instruments that are either offset in accordance with the Accounting Standards Codification or are subject to an enforceable master netting arrangement or similar agreement.

The amended guidance will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods (fiscal year 2013 for the Company) and should be applied retrospectively to all comparative periods presented.

The Company is currently evaluating the impact that the adoption of ASU 2011-11 would have on its consolidated financial statements, if any.

Other Current Assets	12 Months Ended
Dec. 31, 2011
Other Current Assets [Abstract]
Other Current Assets
NOTE 2	-	OTHER CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2011	2010
Prepaid expenses	3,070	1,321
Government institutions	4,974	3,269
Deferred installation expenses	3,133	4,242
Deferred income taxes (*)	2,772	1,838
Advances to suppliers	954	1,807
Employees	103	140
Related parties	8	66
Others	151	87
	15,165	12,770

(*)	See Note 16.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
NOTE 3	-	INVENTORIES

	US dollars
	December 31,
(in thousands)	2011	2010
Finished products	9,496	6,780
Raw materials	1,289	1,584
Work in progress	96	137
	10,881	8,501

Investments In Affiliated And Other Company	12 Months Ended
Dec. 31, 2011
Investments In Affiliated And Other Company [Abstract]
Investments In Affiliated And Other Company
NOTE 4	-	INVESTMENTS IN AFFILIATED AND OTHER COMPANY

A.	Investments in affiliated company

Ecomtrade Ltd. ("Ecomtrade")

The Company holds 50% of the shares of Ecomtrade.

The balance of the Company's investment in Ecomtrade as of December 31, 2011 and 2010 was US$  207,000 and US$ 220,000, respectively.  As of December 31, 2011 and 2010, these balances included a loan in the amount of US$ 234,000 and US$ 246,000, respectively.

The loan is linked to the Israeli Consumer Price Index and bears interest.  The maturity date of the loan has not been determined.

B.	Investment in other company

Locationet Systems Ltd. ("Locationet")

On December 31, 2006, the Company and a former subsidiary held together 21.28% of the shares of Locationet (10.64% were held by each of the companies) and as the group had significant influence, the investment in Locationet was classified and accounted for as an investment in an affiliated company.  On December 31, 2007, the Company completed the sale of the subsidiary (see Note 12A1), as a result of which, the Company no longer has significant influence in Locationet and therefore the investment was classified among investments in other companies and accounted for at cost, as at that date.  See Note 1J.

Since January 1, 2008, the Company holds directly 10.64% of the shares of Locationet.

The balance of the Company's investment in Locationet as of December 31, 2011 and 2010 was US 80,000 and US$86,000 respectively.

Other Non-Current Assets	12 Months Ended
Dec. 31, 2011
Other Non-Current Assets [Abstract]
Other Non-Current Assets	.
NOTE 5	-	OTHER NON-CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2011	2010

Government institutions	1,459	1,632
Deferred installation expenses	406	1,286
Deposits	351	791
	2,216	3,709

Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 6	-	PROPERTY AND EQUIPMENT, NET

A.	Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2011	2010
Operating equipment (*)	66,695	68,613
Office furniture, equipment and computers	21,183	20,881
Land	1,022	1,160
Buildings	3,067	3,443
Vehicles	3,196	3,202
Leasehold improvements	2,528	2,701
	97,691	100,000
Less – accumulated depreciation and amortization (**)	(56,821)	(53,853)
	40,870	46,147

(*)	As December 31, 2011 and 2010, an amount of US$ 45.2 million and US$ 46.3 million is subject to operating lease transactions, respectively.

(**)	As at December 31, 2011 and 2010, an amount of US$ 25.5 million and US$ 23.1 million is subject to operating lease transactions, respectively.

B.
In the years ended December 31, 2011, 2010 and 2009, depreciation expense was US$ 16.1 million, US$ 14.7 million and US$ 10.4 million, respectively and additional equipment was purchased in an amount of US$ 16.5 million, US$ 18.6 million and US$ 15.7 million, respectively.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 7	-	INTANGIBLE ASSETS, NET

A.	Intangible assets, net, consists of the following:

	US dollars
	December 31,			December 31,
(in thousands)	2011	2011	2011	2010
	Original amount	Accumulated amortization	Unamortized balance	Unamortized balance
GIS database	4,052	(1,904)	2,148	2,753
Customer base	1,191	(1,011)	180	414
Brand name	1,230	(391)	839	997
Others (*)	5,719	(5,531)	188	238
	12,192	(8,837)	3,355	4,402

(*) See B below.

Amortization of intangible assets amounted to US$ 818,000 US$ 1,059,000 and US$ 1,180,000 for the years ended December 31, 2011, 2010 and 2009, respectively.  As of December 31, 2011, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2012 – US$ 730,000; 2013 – US$ 510,000; 2014 – US$ 510,000, 2015 US$ 510,000, 2016 – US$ 510,000.

B.
During 2009, the Company recorded an amount of US$ 751,000, as an impairment loss with respect to licenses held by a US subsidiary.  Such impairment was recorded due to the fact that such assets were no longer expected to be used.

    The impairment amount was included in "other expenses (income), net", and was based on valuation performed by management.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
NOTE 8	-	GOODWILL

A.	The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	US dollars
(in thousands)	Location based services	Wireless communications products	Total

Balance as of January 1, 2010	5,375	4,264	9,639
Changes during 2010:
Impairment	(157)	-	(157)
Translation differences	285	312	597
Balance as of December 31, 2010	5,503	4,576	10,079
Changes during 2011:
Impairment (See B. below)	(904)	-	(904)
Translation differences	(334)	(327)	(661)
Balance as of December 31, 2011	4,265	4,249	8,514

The accumulated amount of impairment loss as of January 1, 2010 was US$ 719,000.

B.	During 2011, 2010 and 2009, the Company recorded an amount of US$ 904,000, US$ 157,000 and US$ 150,000, respectively, as impairment with respect to goodwill.

The impairment amount was included in "other expenses (income), net".

The Company performed its annual impairment test as of December 31, 2011 and recorded goodwill impairment in the total amount of US$ 0.7 in connection with a certain reporting unit..  The impairment was based on valuation performed by a third party appraiser.  The material assumption used for the income approach was 3 years of projected net cash flows, a discount rate of 18.4% and a long-term growth rate of 0% (See Note 1X regarding fair value measurement).

As part of the impairment amount recognized in 2011 and 2010, the Company recorded an impairment amount of US$ 157,000 and US$ 157,000, respectively, with respect to the remaining balance of goodwill allocated to a reporting unit comprised the activities of the US subsidiary on which operates in the location based services in the US.  The impairment was based on a valuation performed by management.

See also Notes 1O and 14.

Credit From Banking Institutions	12 Months Ended
Dec. 31, 2011
Credit From Banking Institutions [Abstract]
Credit From Banking Institutions
NOTE 9	-	CREDIT FROM BANKING INSTITUTIONS

A.	Composition:

	Interest rates as of	US dollars
	December 31,	December 31,
(in thousands)	2011	2011	2010
	%
Revolving credit – in NIS	4.75-5.25	347	52
Current maturities of long-term loans	-	43	46
		390	98

B.	Lines of credit

Unutilized short-term lines of credit of the Group as of December 31, 2011, aggregated to US$ 1.7 million.

C.	Liens – see Note 12B.

Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities [Abstract]
Other Current Liabilities
NOTE 10	-	OTHER CURRENT LIABILITIES

  Composition:

	US dollars
	December 31,
(in thousands)	2011		2010

Accrued expenses	11,800	(**)	8,879	(*)
Employees and institutions in respect thereof	3,363		3,174
Government institutions	5,062		5,757
Related party	47		91
Others	694		188
	20,966		18,089

(*)	Includes approximately US$ 4.4 million, regarding purchase price adjustment provision in connection with the sale of a subsidiary. This amount was paid in 2011 (see Note 12A1).

(**)	Includes approximately US$ 7.9 million, regarding the legal fees resulting from the claim described in Note 12A3.

Long-Term Loans From Banking Institutions	12 Months Ended
Dec. 31, 2011
Long-Term Loans From Banking Institutions [Abstract]
Long-Term Loans From Banking Institutions
NOTE 11	-	LONG-TERM LOANS FROM BANKING INSTITUTIONS

A.	Composition:

	Interest rates as of	US dollars
	December 31,	December 31,
(in thousands)	2011	2011	2010
	%
In NIS (unlinked)	4.25-4.75	216	279
Less- current maturities	-	(43)	(46)
		173	233

B.	Maturity dates

US dollars
December 31,
(in thousands)	2011
First year (current maturities)	43
Second year	173
216

Contingent Liabilities, Liens And Guarantees	12 Months Ended
Dec. 31, 2011
Contingent Liabilities, Liens And Guarantees [Abstract]
Contingent Liabilities, Liens And Guarantees
NOTE 12	-	CONTINGENT LIABILITIES, LIENS AND GUARANTEES

A.	Claims

1.
On December 31, 2007, the Company completed the sale of the subsidiary, Telematics Wireless Ltd. (Telematics), to a third party (hereinafter: the "Purchaser").  Pursuant to the sale transaction, the Company sold its entire shareholdings of Telematics to the purchaser, for an amount of US$ 80 million (based on a specified enterprise value of Telematics, following the purchase of a certain portion of Telematics' shares by Telematics for the aggregate sum of US$ 5 million).  The Company was required to deposit an amount of US$5 million in order to secure any adjustments to the purchase price, as further described below (the "Adjustment Escrow Amount"). In addition, the Company was required to deposit an amount of US$ 7.5 million in an escrow account in order to ensure certain representations and warranties towards the Purchaser (the "Escrow Amount").  The Adjustment Escrow Amount and the Escrow Amount were deposited in escrow in January 2008, after receipt of the entire consideration from the purchaser.

In 2008, the Company received a notice from the Purchaser (ST (Infocomm) Ltd.), claiming that based on Telematics' performance parameters for the year 2007, the purchase price needs to be decreased by an amount of approximately US$ 10 million (out of which $3 million was recognized according to management estimate as of the date of such claim, as a reduction of the capital gain, based on Telematics' 2007 performance parameters, however, such reduction might have been decreased based on Telematics' performance parameters for the year 2008), according to the provisions of the sale agreement between the Company and the Purchaser.  The Company rejected the Purchaser's claims and requested that certain amounts be released from escrow held in order to secure payments by the Company resulting from any adjustments to the purchase price under the terms of the agreement with the purchaser.  On February 10, 2011 the Arbitrator delivered his determination according to which, the Purchaser's main claims for adjustments to the purchase price were rejected and based on Telematics' 2007 financial statements, the purchase price should be reduced by approximately US$4.4 million. The Arbitrator determined that an amount of US$572,000 including interest accrued thereon was to be released from escrow and be available to the Company. The remainder funds held in the Adjustment Escrow Amount are to be kept in escrow pending determination of any reduction to the adjustment of the purchase price based on Telematics' financial statements.

In an agreement reached with the purchaser in October 2011, it was determined that the sum of US$4.4 million (and interest accrued thereon) be released from the Adjustment Escrow Amount to the purchaser and that the Company shall waive its claims for an adjustment of the reduction in the purchase price based on Telematics' 2008 financial statements.  In addition, an amount of US$3 million was released to Ituran from the second escrow account (in which originally the sum of US$7.5 million out of the purchase price was deposited), without derogating from the purchaser's claims for indemnification under the purchase agreement.

In October 2011, an amount of US$ 4.65 million . was released to ST.  The remainder of US$ 4.9 million shall remain in escrow until ST's arbitration are resolved.

On December 21, 2009, the Company also received from the Purchaser a letter seeking indemnification under the purchase agreement for an alleged breach of certain representations made by Ituran under the purchase agreement, claiming damages in an amount of approximately US$ 4.3 million.  The Purchaser's letter also included an allegation in respect of a possible and additional breach of representations in an additional amount of approximately US$ 4.3 million, even though no damages were incurred by the Purchaser or by Telematics.  The Company and the Purchaser are currently undergoing preliminary proceedings prior to entering into arbitration proceedings and signing a binding arbitration agreement.  Based on the assessment of its legal counsel, management believes that the claims made by the Purchaser as stated in their letter have no merits and intend to vigorously defend themselves against such claims.  Therefore, no provision amount was recognized with respect to the purchaser claims.

2.
The Company is involved in litigation with Leonardo L.P., a US based hedge fund ("Leonardo"), arising from a financial transaction entered into between the Company and Leonardo in February 2000. Pursuant to the terms of this financial transaction, the Company received a cash investment of $12 million in exchange for certain notes that were convertible into ordinary shares of the Company according to a predetermined formula. Pursuant to the formula, the conversion price of the notes was the lower of NIS 67.3 ($18.9) per share or an average trading price of the shares of the Company for a defined period prior to conversion.  The conversion price was used to determine the number of shares into which the notes may be converted by dividing the notional principal amount of the notes, initially $12 million, by the conversion price.  On the date the notes were issued, March 2, 2000, the notes were convertible into approximately 690,000 of the ordinary shares of the Company.  As part of the terms of this financial transaction, and, as required by the rules of the Tel-Aviv Stock Exchange ("TASE") where the ordinary shares of the Company are traded (at that time of the transaction and also at current), the Company was required to seek the approval from the TASE for the issuance of the ordinary shares underlying the notes. The TASE approved the issuance of 2,250,000 of the ordinary shares of the Company as the number of registered shares that could be issued under the notes. The Company understood the terms of the financial transaction with Leonardo to provide that, except in certain limited circumstances, the amounts advanced to the Company, together with accrued interest on these advances at the annual rate of 3.5%, would be repaid and satisfied solely through the delivery of ordinary shares and that under no circumstance would the Company be required to deliver more than 2,250,000 of its ordinary shares. The Company believes that Leonardo also recognized that there was a limit on the number of shares issuable under the notes, and in fact at no time on or prior to the maturity date of the notes did Leonardo seek to convert the notes for more than 2,250,000 of the ordinary shares of the Company.  Prior to the maturity date of the notes, Leonardo converted approximately $6.7 million of the notional principal amount of the notes into an aggregate of 2,241,594 of the ordinary shares of the Company. The Company believes that the holders of the notes were therefore only entitled to convert the balance of their notes into 8,406 shares, although in the pending litigation Leonardo has indicated that it does not believe that the notes were subject to any limit on the number of shares that could be issued to them on conversion and tried to recover damages based on this allegation.

The terms of the documents and agreements that comprise the financial arrangement with Leonardo contain provisions regarding the repayment and conversion of the notes which may be regarded as conflicting or subject to different interpretations.  In its pleadings, Leonardo claimed for alternative remedies and relief, including (a) the repayment in cash of the balance of the notes in the amount of approximately $6.2 million (plus accrued interest and expenses), (b) the delivery to Leonardo of the maximum number of the Company's ordinary shares into which the notes could have been converted on the maturity date without regard to the 2,250,000 share limitation, or 3,516,462 ordinary shares, plus additional monetary damages, (c) the payment of a cash amount equal to the amount obtained by multiplying the 3,516,462 shares mentioned in the preceding clause by the highest trading price of the Company's ordinary shares between the maturity date and the date of the court's decision, plus interest or expenses; or (d) an additional alternative remedy, that does not alter the sum of the original claim – $9.6 million, plus interest and expenses – based on Leonardo's alleged claim that on January 29, 2002 a "triggering event" as defined in the agreement occurred entitling Leonardo the option to redeem the notes.

On June 13, 2011, the district court in its decision rejected Leonardo's three alternative claims (a) to (c) as detailed above and accepted Leonardo's fourth claim that on January 29, 2002 a "triggering event", as defined in the agreement occurred, entitling Leonardo the option to redeem the notes. In its decision, the court ordered the Company to pay the sum of approximately US$9.6 million, to be paid in accordance with the exchange rate in NIS at the date of the occurrence of the "triggering event", plus interest and linkage differences by law and in addition legal expenses in the sum of NIS 1.2 million (approximately US$0.3 million), which total approximately the sum of NIS 78.7 million (approximately US$22.7 million) at that time. The Company filed a motion with the district court to correct error in the court's ruling on the basis of a mistake in converting the sum of $9.6 million to NIS based on the exchange rate on January 29, 2002 and adding to the sum to be paid by the Company  to Leonardo linkage differences and interest to sums paid in NIS under law instead of payment of the sum of $9.6 million in US dollars and interest at the rate of Libor + 1% to sums payable in foreign currency under law – the difference of which was estimated by the Company to be approximately US$10 million, which was denied by the court on July 17, 2011. The Company filed an appeal with the Supreme Court, in which it appealed the district court's decisions dated June 13, 2011 and July 17, 2011. In addition, the Company appealed the legal expenses and costs which they were ordered to pay according to the district court's decision. Leonardo counter-appealed the district court's decision in dismissing Leonardo's alternative claims (a) to (c) as detailed above in addition to the court's decision to apply interest by law and not default interest under the terms of the financial transaction between Leonardo and the Company as well as the legal expenses and costs which we were ordered to pay. A hearing was scheduled to be held in January 2013. Best on the assessment of its legal counsel, the company   cannot predict the outcome of its appeal or the chances of success of the counter-appeal. In the event that Leonardo shall prevail in its counter-appeal, the Company may be subject to additional payments in substantial amounts.

As a result of the above district court decision, the Company has presented an amount of approximately US$ 21.8 million as a current liability within the balance "Litigation obligation", as of December 31, 2010, which amount was composed of the US$ 5.9 million that was presented in past period as Capital Notes and the remainder, in the sum of approximately US$ 14.7 million was recognized as an other non-operating expenses in the consolidated statements of income of fiscal year 2010.

In October 2011, the Company .paid Leonardo an amount of US$ 22.5 million.

3.
On July 13 2010, the State Revenue Services of São Paulo issued a tax deficiency notice against the subsidiary in Brazil, Ituran Sistemas de Monitoramento Ltda. (the "subsidiary"), claiming that the vehicle tracking and monitoring services provided by the subsidiary should be classified as telecommunication services and therefore subject to the imposition of State Value Added Tax – ICMS, resulting in an imposition of 25% state value added tax on all revenues of the subsidiary during the period between August 2005 and December 2007. The tax deficiency notice is in the amount of R$36,499,984 (approximately US$22.1 million) plus interest in the amount of R$30,282,420 (approximately US$18.2 million) and penalties in the amount of R$66,143,446 (approximately US$40 million). The decision of the administration first level was unfavorable to the Company and the subsidiary has filed an appeal to the Administrative Court of Appeals in São Paulo.

On March 2, 2012 the Administrative Court of the State of São Paulo dismissed the State Revenue Services of São Paulo's claims and resolved in the Company's favor. The State of São Paulo is entitled to file an administrative appeal to a full bench session at the Administrative Court. On the date of this report we were made aware that a few days ago, the State Revenue Services of São Paulo filed an administrative appeal at the Administrative Court.  As of the date of this report the Company has not received the appeal yet and is unaware of its content. Management believes, based on the legal opinion of the subsidiary's Brazilian legal counsel that such an appeal must be well grounded, otherwise the chances that the prior Administrative Court's decision will be reversed is remote. In case the State of São Paulo is successful at the Administrative appeal, the Company will be entitled to challenge the Administrative Court's decision in a court of law.  The Company received a legal opinion from a prominent law firm in Brazil that the merits of the case are overwhelmingly favorable to them, determining among other things that the imposition on the subsidiary of the State Value Added Tax by the State Revenue Services of São Paulo is illegal.  Management believes, based on the legal opinion of the subsidiary's Brazilian legal counsel and considering the results of the Administrative Court's decision in favor of the subsidiary, that the chances of success are highly probable.

As a result of the above, as of December 31, 2011, no provision has been made with respect to the litigation.  However, in respect of the legal fees of the aforementioned claim, US$ 7.9 million was recorded in the Company's financial statements as of December 31, 2011.  That said, if the Company's efforts are unsuccessful, this could result in significant costs to the Company and adversely affect the results of operations.

4.
On June 24, 2010, the Brazilian Internal Revenue Service issued a tax assessment that claim the payment of R$2,847,894 (approximately US$1.58 million) plus interest in the amount of R$1,089,905 (approximately US$600 thousand) and penalties in the amount of R$3,633,365 (approximately US$2 million) which is composed of Income Tax 25%, Social Contribution 9%, fine at the rate of 150% on the principal sum plus interest, by reason of the offsetting on October 1, 2005, the amount of approximately US$ 3.8 million, of a receivable held by Ituran Beheer BV, a Dutch legal entity held by the Company, against accumulated losses of their subsidiary Ituran Sistemas de Monitamento Ltda, which originated from a technology transfer agreement executed by and between Ituran Brazil and OGM Investments B.V. (a Dutch company also held by the Company).  The decision of the administration first level was unfavourable to the Company and therefore the Company has filed an appeal to the Administrative Court of Appeals in São Paulo and await the decision of the Administrative Court of Appeal.  Management believes, based on the legal opinion of the subsidiary's Brazilian legal counsel that such  claim is without merit and intends to vigorously defend itself against such claim.  As a result of the above as of December 31, 2011, no provision has been made with respect to the Brazilian IRS claim.

5.
On July 8, 2005, a class action was filed against a subsidiary of the Company, Ituran Florida Corporation, in the First Judicial District Court in Philadelphia, Pennsylvania. The lawsuit claims that Ituran Florida sent fax advertisements to the named plaintiff and the other members of the class allegedly in violation of the Telephone Consumer Protection Act of 1991. Ituran Florida filed a motion for judgment on the pleadings that such claims should not be heard as part of a class action. Such motion was denied by the court, the precertification discovery process was completed and a certification hearing is yet to be scheduled. The plaintiff agreed to limit the class action to Pennsylvania actions only. If the plaintiffs prevail the Company estimates that the reasonably possible risk of loss to the subsidiary, pursuant to the provisions of the Telephone Consumer Protection Act is within the maximum range of $500,000 to $750,000 for all class plaintiffs, plus punitive damages and expenses. However, based upon rulings by the Court in Philadelphia in another matter, the Company believes that the class action will be certified but that it is probable that a significant portion of the individual class members will unlikely qualify for inclusion in a class or be able to satisfy the burden of proof necessary for compensation. Even if the plaintiffs prevail, the Company believes that the resolution of this claim will not have a material effect on its revenues, operations or liquidity

6.
On March 21, 2011, the Company received a purported class action lawsuit which was filed against the Company in the District Court of Central Region in Tel-Aviv, by one plaintiff who is a subscriber of the Company, alleging that the Company (see Note 12C), which was declared a monopoly under the Israeli Restrictive Trade Practices Law, 1988, unlawfully abused its power as a monopoly and discriminated between its customers. The plaintiff claims that the alleged discrimination resulted from the Company charging higher monthly subscription fees from customers who are obliged by insurance company requirements to install location and recovery systems in their vehicles than the monthly subscription fees that are charged from customers who are not required by insurance companies to install location and recovery systems in their vehicles.

On March 5, 2012 the court approved a settlement without admission reached with the plaintiff, for a payment of NIS 5,000 to the plaintiff and NIS 25,000 as reimbursement of the plaintiff's legal fees and dismissal of the lawsuit as a class action.

7.
Claims are filed against the Company and its subsidiaries from time to time during the ordinary course of business, usually with respect to civil, labor and commercial matters.  The Company's management believes, based on its legal counsels' assessment, that the provision for contingencies recognized in the balance sheet is sufficient and that currently there are no claims (other than those described in Notes above) that are material, individually or in the aggregate, to the consolidated financial statements as a whole.

B.	Liens

To guarantee the liabilities of the Group to banks, the Company has registered the following pledges:

On monies due and/or due in the future from the bank clearing house, as well as a first degree floating lien on all of the property and assets of the Company and on the insurance rights thereto.

As of December 31, 2011, the Group's liabilities to banks are insignificant.

C.
The Company was declared a monopoly under the Israeli Restrictive Trade Practices Law, 1988, in the market for the provision of systems for the location of vehicles in Israel.  Under Israeli law, a monopoly is prohibited from taking certain actions, such as predatory pricing and the provision of loyalty discounts, which prohibitions do not apply to other companies.  The Israeli Antitrust Authority may further declare that the Company has abused its position in the market.  Any such declaration in any suit in which it is claimed that the Company engages in anticompetitive conduct may serve as prima facie evidence that the Company is either a monopoly or that it has engaged in anticompetitive behavior.  Furthermore, it may be ordered to take or refrain from taking certain actions, such as setting maximum prices, in order to protect against unfair competition.

D.	Commitments

1.
As of December 31, 2011, minimum future rentals under operating leases of buildings for periods in excess of one year were as follows:  2012 – US$ 1.9 million; 2013 – US$ 0.5 million; 2014 – US$ 0.3 million, 2015 – US$ 0.1 million and 2016 – US$ 30 thousand.

The leasing fees expensed in each of the years ended December 31, 2011, 2010 and 2009, were US$ 2.9, US$ 2.8 million and US$ 2.7 million, respectively.

2.
In November 2007, the Company entered into a 10 year Frame Product and Service Purchase Agreement with Telematics, pursuant to which (after the completion of the sale of Telematics, described in Note 12A1, above), the Company and Telematics shall purchase from each other certain products and services as detailed in the agreement for a price and subject to other conditions as detailed in the agreement.  In addition, each of the Company and Telematics undertook toward one another not to compete in each other's exclusive markets in the area of RF vehicle location and tracking RF technology or similar RF terrestrial location systems and technology.  The agreement is for a term of 10 years, following which it shall be renewed automatically for additional consecutive 12 month periods, unless nonrenewal notice is sent by one of the parties to the other.  Pursuant to the agreement, each of Telematics and Ituran granted the other party a license to use certain technology in connection with the products and services purchased from each other, which license survives the termination or expiration of the agreement.

In addition, concurrently with the sale of Telematics, the Company and Telematics entered into a revenue sharing agreement, pursuance to which Ituran shall be entitled to a share of the sales revenues of Telematics in the Republic of Korea and in China from sale of end products and base stations to customers in such territories as well as from royalties received from customers of Telematics in such territories relating to the AVL applications.  The revenue sharing scheme shall continue for a term of five (5) years from January 2008 and shall be paid on a quarterly basis.  No revenues were received by the Company as of the date of this report.

As of December 31, 2011, the Company is obliged to purchase from Telematics products in an aggregate amount of approximately US$ 8.9 million.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
NOTE 13	-	STOCKHOLDERS' EQUITY

A.	Share capital

1.	Composition:

December 31, 2011 and 2010	Registered	Issued and fully paid
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431

2.
Since May 1998, the Company has been trading its shares on the Tel-Aviv Stock Exchange ("TASE").  On September 2005, the Company registered its Ordinary shares for trade in the United States.  On that day, the Company issued 4,256,000 shares for an aggregate price of US$ 55.3 million before issuance expenses (including 416,000 shares which were sold to the underwriters).

3.
The Ordinary shares of the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when, declared.

4.
On July 17, 2006, the Board of Directors of the Company authorized the repurchase of ordinary shares up to US$ 10 million.  On January 24, 2008 the Company's board of directors authorized an increase of an additional $10 million.  On May 20, 2008, the Company's board of directors authorized another increase of additional $10 million up to an aggregate amount of $30 million.

During the years 2006-2008, the Company has repurchased 2,507,314 ordinary shares (of which 924,433 ordinary shares were purchased by its subsidiary, Ituran Cellular Communication Ltd. which in May 2011 were repurchased by the Comapny) for an aggregate amount of US$ 27.1 million.

5.	As of December 31, 2011, 2010 and 2009, 10.7% of the share capital of the Company is held by the Group as treasury shares.

6.	Shares of the Company held by the Group have no voting rights.

B.	Retained earnings

1.
In determining the amount of retained earnings available for distribution as a dividend, the Israeli Companies Law stipulates that the cost of the Company's shares acquired by the Company and its subsidiaries (that are presented as a separate item in the statement of changes in stockholders' equity) must be deducted from the amount of retained earnings.

2.
On January 2004, the board of directors of the Company approved its dividend distribution policy whereby the Company would distribute annually 25% of its net income on the basis of the results of the Company each year, on condition that such distribution would not prevent the Company from meeting its existing and future commitments when they come due.

3.
On November 2009, the board of directors of the Company revised the dividend policy to provide for an annual dividend distribution in an amount not less than 50% of its net income on the basis of the results of the Company each year, on condition that such distribution would not prevent the Company from meeting its existing and future commitments when they come due.

4.
On February 21, 2012, the board of directors of the Company revised its dividend policy so that their dividends will be declared and distributed on a quarterly basis in an amount not less than 50% of their net profits, calculated on the basis of the interim financial statements.

5.	Dividends are declared and paid in NIS. Dividends paid to stockholders outside Israel may be converted into dollars on the basis of the exchange rate prevailing at the date of payment.

B.	Retained earnings (cont.)

6.	In April 2009, the Company distributed a dividend of approximately US$ 3.6 million (NIS 15.5 million) on the basis of the results of the company for the year ended December 31, 2008.

7.
In April 2010, the Company declared a dividend of approximately US$ 31.6 million (NIS 117.2) on the basis of the results of the company for the year ended December 31, 2009. The dividend was paid in April 2010.

8.	In March 2011, the Company declared a dividend in the amount of 1.00 US dollar per share, totaling approximately US$ 21.8 million (NIS 78.8 million). The dividend was paid in April 2011.

9.	In March 2012, the Company declared a dividend in the amount of US$ 1.23 per share, totaling approximately US$ 25.8 million (NIS 96 million). The dividend was paid in April 2012.

10.	Dividends paid per share in the years ended December 31, 2011, 2010 and 2009 were US$ 1.04, US$ 1.5 and US$ 0.17, respectively.

Other Expenses, Net	12 Months Ended
Dec. 31, 2011
Other Expenses, Net [Abstract]
Other Expenses, Net
NOTE 14	-	OTHER EXPENSES, NET

	US dollars
	Year ended December 31,
(in thousands)	2011	2010	2009
Adjustment of purchase price of subsidiary (*)	-	975	-
Impairment of goodwill and intangible assets (**)	904	157	901
Legal expenses (***)	7,863	-	-
Other	(76)	24	7
	8,691	1,156	908

(*)	See Note 12A1.
(**)	See Notes 7 and 8.
(***)	See Note 12A3.

Financing Income, Net	12 Months Ended
Dec. 31, 2011
Financing Income, Net [Abstract]
Financing Income, Net

NOTE 15	-	FINANCING INCOME, NET

	US dollars
	Year ended December 31,
(in thousands)	2011	2010	2009

Short-term interest expenses, commissions and other	(224)	(404)	(339)
Gains (losses) on derivative financial instruments	(314)	819	570
Gains in respect of marketable securities	22	30	1,321
Interest expenses in respect of long-term loans	(12)	(4)	-
Interest income in respect of deposit	1,817	1,168	910
Exchange rate differences and others, net	811	(1,470)	(858)
	2,100	139	1,604

Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income Tax

NOTE 16	-	INCOME TAX

A.	Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010	2009
Income taxes (tax benefit):
Current taxes:
In Israel	2,003	3,191	4,184
Outside Israel	6,530	5,396	4,702
	8,533	8,587	8,886
Deferred taxes:
In Israel	1,425	(1,877)	(117)
Outside Israel	(3,564)	804	1,105
	(2,139)	(1,073)	988
Taxes in respect of prior years:
In Israel	(739)	(1,228)	(2,735	)(*)
	5,655	6,286	7,139

(*)	During 2009, the Company received a tax refund regarding taxes paid in 2007 with respect to the capital gain from the sale of a subsidiary.

B.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the "Inflationary Adjustment Law")

Until December 31, 2007, the Company and its Israeli subsidiaries reported income for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index where results of operations for tax purposes were measured in terms of earnings in NIS after adjustments for changes in the Israeli Consumer Price Index ("CPI").  Commencing January 1, 2008, this law became void and in its place there are transition provisions, whereby the results of operations for tax purposes are measured on a nominal basis.

C.	The Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

1.
Commencing 2008, a certain Israeli subsidiary of the Company was granted "beneficiary enterprise" status as defined under the investment law – 1959.  As such, the subsidiary was entitled to tax benefits for the duration of 2 years.

Beginning with the 2011 tax year, the subsidiary is entitled to tax benefits.  Accordingly, the tax rate imposed on the Company for the years 2012 and 2011 is 15%.

2.	As of December 31, 2011, an Israeli subsidiary Company is entitled to preferred company status pursuant to the Law for the Encouragement of Capital Investments - 1959.

In December 2010, the Israeli parliament passed the Economic Policy Law for 2011 and 2012 (Legislative Amendments) - 2011 which set out, among other things, amendments to the Law for the Encouragement of Capital Investments - 1959, effective January 1, 2011.  The amendment changes the benefit tracks in the law and applies uniform tax rates to all of the preferred revenues of the Company which are, in 2011 and 2012, 15%, in 2012 and 2013, 12.5% and in 2015 and thereafter, 12%.  The reduced tax rates will be granted for an unlimited period of time to a preferred enterprise that meets the conditions set out in the law.

D.	Reduction in corporate tax rates

On July 25, 2005, the Israeli Parliament passed an amendment to the Income Tax Ordinance (No. 147) – 2005, gradually reducing the tax rate applicable to the Company (regarding profits not eligible for "approved enterprise" benefits mentioned above) as follows: in 2009 – 26% and in 2010 and thereafter – 25%.

On July 23, 2009, as part of the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for the years 2009 and 2010) – 2009 (the "Arrangements Law"), article 126 of the Income Tax Ordinance (New Version) – 1961 was amended, whereby the corporate tax rate would be gradually reduced commencing in the 2011 tax year and thereafter, as follows: 2011 – 24%, 2012 – 23%, 2013 – 22%, 2014 – 21%, 2015 – 20% and 2016 and thereafter – 18%.

On December 6, 2011, the Law for the Change in the Tax Burden (Legislative Amendments) – 2011 was publicized.  As part of the law, among other, the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for 2009 and 2010) – 2009 and the Income Tax Ordinance (New Version) – 1961 were amended whereby, commencing in 2012, the blueprint for the reduction in the corporate tax rates will be cancelled and the corporate tax rate will be 25%, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

E.	Non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence.

F.	Tax assessments

The Company has received final tax assessments through the 2008 tax year.  A certain Israeli subsidiary has received final tax assessments through the 2007 tax year.  The other subsidiaries have not been assessed since incorporation.

G.	Carry forward tax losses

As of December 31, 2011, the Company and its subsidiaries in Brazil and Argentina have no carry forward tax losses.

Carry forward tax losses of an Israeli subsidiary as of December 31, 2011 amount to US$ 0.5 million.  Carry forward tax losses in Israel may be utilized indefinitely.

As of December 31, 2011, the Company's non Israeli subsidiary in the United States have available estimated carry forward tax losses of approximately US$ 12.4 million.

Such carry forward tax losses may be utilized until 2021.

H.	The following is a reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010	2009
Pretax income	27,864	16,062	25,986
Statutory tax rate	24%	25%	26%
Tax computed at the ordinary tax rate	6,687	4,016	6,756
Nondeductible expenses	506	290	392
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	757	2,028	1,007
Deductible financial expenses recorded to additional paid-in capital	136	(331)	163
Taxes in respect of prior years	(739)	(1,228)	(2,735)
Tax adjustment in respect of different tax rates	821	1,726	1,237
Utilization of losses of prior years in respect of which no deferred taxes were generated	(1,292)	(409)	(337)
Taxes in respect of withholding at the source from royalties	177	148	139
Adjustment in respect of tax rate deriving from "approved enterprises"	(801)	-	-
Others	(597)	46	517
	5,655	6,286	7,139

I.	Summary of deferred taxes

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010
Deferred taxes included in other current assets:
Provision for employee related obligations	97	91
Provision for legal obligation	2,675	3,414
	2,772	3,505
Valuation allowance	-	(1,667)
	2,772	1,838

I.	Summary of deferred taxes (cont.)

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010
Long-term deferred income taxes:
Provision for employee related obligations	450	350
Carry forward tax losses	3,892	4,765
Temporary differences, net	2,523	1,452
	6,865	6,567
Valuation allowance	(2,089)	(2,679)
	4,776	3,888

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010

Deferred income taxes included in long-term investments and other assets	5,568	4,934
Deferred income taxes included in long-term liabilities	(792)	(1,046)
	4,776	3,888

J.	Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010	2009

The Company and its Israeli subsidiaries	19,680	(2,664)	11,273
Non-Israeli subsidiaries	8,185	18,726	14,713
	27,865	16,062	25,986

K.	Uncertain tax positions

The Company and its subsidiaries files income tax returns in Israel, US, Argentina and Brazil.

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	US dollars

Balance at January 1, 2009	4,333
Translation differences	31
Additions based on tax positions related to the current year	255
Balance at January 1, 2010	4,619
Translation differences	(276)
Settlements (*)	(4,343)
Balance at December 31, 2010	-
Additions based on tax positions related to the current year	1,504
Balance at December 31, 2011	1,504

The Company anticipates that it is reasonably possible that over the next twelve months the amount of unrecognized tax benefits could be reduced to zero, therefore as of December 31, the liability with respect to uncertain tax positions is presented as short-term liability in the balance sheet (within "Other current liabilities").

(*)
During October 2010, the Company signed a settlement agreement with the Israeli tax authorities, relating to an audit of its tax returns for the years 2002 through 2008.  As a result, the Company decreased the entire amount of the unrecognized tax benefits which related to the tax uncertainties that were settled.  The difference between the balance of the unrecognized tax benefits and the amount settled with the tax authorities (an amount of $1.23 million) was presented within taxes in respect of prior years, in fiscal year 2010.

Earnings Per Share	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 17	-	EARNINGS PER SHARE

The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2011, 2010 and 2009, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010	2009
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	21,278	8,702	18,192

	Number of shares
	Year ended December 31,
(in thousands)	2011	2010	2009
Weighted average number of shares used in the computation of basic earnings per share	20,968	20,968	20,968
Add:
Weighted average number of additional shares issued upon the assumed conversion of capital notes (*)	-	-	9
Weighted average number of shares used in the computation of diluted earnings per share	20,968	20,968	20,977

(*)
Following the decision of the district court to accept Leonardo's claim, the Company has excluded the impact of the shares issuable upon the assumed conversion of the capital notes with respect to the computation diluted earnings per share for fiscal year 2010 and thereafter.  (See Note 12A2).

Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
Related Parties

NOTE 18	-	RELATED PARTIES

A.	The Tzivtit Insurance Ltd. ("Tzivtit Insurance"), owned by a director of the Company, serves as the Company's insurance agent and provides the Company with elementary insurance and managers insurance.

In respect of these insurance services, Tzivtit Insurance is entitled to receive commissions at various rates, paid by the insurance company (which is not considered a related party).

With respect to basic insurance policies, and directors and offices insurance policies, the Company paid to the insurance company in 2011, US$ 280 thousand and US$ 198 thousand, respectively (In 2010 US$ 251 thousand and US$ 198 thousand, respectively.)

Tzivtit Insurance is entitled to commissions in an aggregate amount of NIS 179 thousand (US$ 50 thousand) to be paid to Tzivtit Insurance by the insurance company on account of these policies.  (US$ 65 thousand and US$ 40 thousand in 2010 and 2009, respectively.)

B.
In February 2003, an agreement was signed between the Company and A. Sheratzky Holdings Ltd., a wholly-owned and controlled company belonging to Mr. Izzy Sheratzky, President and Director.  The agreement includes, among other things, the cost of Mr. Izzy Sheratzky's monthly employment in an amount of NIS 97,000 (US$ 27,000), entertainment expenses, car maintenance expenses, cellular phone, and entitlement to participate in the profits of the Company in an amount equal to 5% of the pretax income of the Company, plus the share of the Company in the income or losses of affiliated companies, on the basis of the audited consolidated financial statements.

The agreement is for a two-year period, with automatic two-year extensions, unless either of the parties gives 180 day advance notice of its intention to terminate the agreement.

Whereas the term of the agreement exceeds three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with A. Sheratzky, which according to current Israeli law will remain in force and effect until May 11, 2014.

C.
On September 5, 2002, the Company entered into independent contractor agreements with A. Sheratzky Holdings Ltd. and each of Eyal Sheratzky and Nir Sheratzky (the Co-CEO's of the Company), pursuance to which A. Sheratzky Holdings will provide management services to the Company through Eyal Sheratzky and Nir Sheratzky in consideration of monthly payments in the amount of NIS 48,892 and NIS 49,307 (US$ 13,700 and US$ 13,800), respectively, in addition to providing each of them a company car and reimbursement of certain business expenses.  In January 2004, changes in the employment terms of the two Co-CEOs of the Company were approved, whereby in addition to the agreement detailed above, each would be entitled to an annual bonus equal to 1% of the pretax income of the Company, plus the share of the Company in the income or losses of affiliated companies, on the basis of the audited consolidated financial statements.

Whereas the term of the agreement exceeds three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with A. Sheratzky (including third addendum thereto that clarifies the nature of its role and services), which according to current Israeli law will remain in force and effect until May 11, 2014.

The aggregate expenses to A. Sheratzky Holdings in 2011, 2010 and 2009 (including with respect to B. above), were approximately US$ 2,618,000, US$ 2,284,000 and US$ 2,831,000, respectively.

D.
In March 1998, an agreement was approved with a related party, Prof. Yehuda Kahane, for financial consulting, whereby the Company would pay the consultant monthly consulting fees of NIS 4,000 (US$ 1,100), linked to the Israeli Consumer Price Index in respect of January 1998.  In May 2003, the Company approved an increase in the consideration paid, to a total cost of NIS 15,000 (US$ 4,300) a month, linked to the Israeli Consumer Price Index.  The aggregate amount paid to Professor Kahane in each of the years 2011, 2010 and 2009 was approximately US$ 59,000, US$ 55,000 and US$ 50,000, respectively.

Whereas the term of the agreement exceeds three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with Professor Kahane which according to current Israeli law will remain in force and effect until May 11, 2014.

E.
On January 23, 2007, the Company's subsidiary, E-Com Global Electronic Commerce Ltd.  ("E-Com "), signed an agreement with Gil Sheratzky for the employment of Mr. Sheratzky as CEO of that company, in consideration of monthly payments in the amount of NIS 25,000 (US$ 7,100), in addition to providing him a company car, managers insurance and education fund contribution (as customary in Israel) and reimbursement of certain business expenses.  In his position, Mr. Sheratzky will report to the Co-CEO of the Company.  The compensation paid to Gil Sheratzky includes a bonus in an amount equal to 2% of the annual increase in E-COM profits before tax (up to a maximum amount of 1% of that company's profits before tax), based on its audited consolidated financial statements for the relevant year, beginning January 1, 2007.

The aggregate amount paid to Mr. Gil Sheratzky in 2011, 2010 and 2009 was approximately US$ 203,000 US$ 175,000 and US$ 152,000, respectively.

Whereas the term of the agreement exceeds three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with Gil Sheratzky, which according to current Israeli law will remain in force and effect until May 11, 2014.

Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
NOTE 19	-	SEGMENT REPORTING

A.	General information:

The operations of the Group are conducted through two different core activities: Location- Based Services and Wireless Communications Products.  These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

Location-based services:

The location-based services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services comprised of personal advanced locater services and concierge services.

The Group provides location-based services in Israel, Brazil, Argentina and the United States.

Wireless communications products:

The wireless communications product segment consists of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, automated meter reading and automatic vehicle identification.  The Group sells products to customers in Israel, Argentina, Brazil, United States, China, Korea and others.

B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Location based services	Wireless communications products	Other	Total

Year ended December 31, 2011
Revenues	120,410	39,757	-	160,167
Operating income	22,468	4,115	-	26,583
Assets	1,048	7,696	990	9,734
Goodwill	4,265	4,249	-	8,514
Expenditures for assets	7	188	-	195
Depreciation and amortization	834	127	-	961
Year ended December 31, 2010
Revenues	108,101	39,724	-	147,825
Operating income	31,994	(1,326)	-	30,668
Assets	988	9,255	1,454	11,697
Goodwill	5,503	4,576	-	10,079
Expenditures for assets	46	210	-	256
Depreciation and amortization	81	89	-	170
Year ended December 31, 2009
Revenues	91,574	29,807	-	121,381
Operating income	27,124	(2,742)	-	24,382
Assets	754	7,386	2	8,142
Goodwill	5,375	4,264	-	9,639
Expenditures for assets	22	123	-	145
Depreciation and amortization	87	75	-	162

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise's consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2011		2010		2009

Total revenues of reportable segment and consolidated revenues	160,167		147,825		121,381

Operating income
Total operating income for reportable segments	26,583		30,668		24,382
Unallocated amounts:
Other expenses	(819)		(14,745)		-
Financing income (expenses), net	2,100		139		1,604
Consolidated income before taxes on income	27,864		16,062		25,986

Assets
Total assets for reportable segments	18,248	(*)	21,776	(*)	17,781	(*)
Other unallocated amounts:
Current assets	84,418		103,875		113,627
Investments in affiliated and other companies	287		306		314
Property and equipment, net	39,719		45,681		38,766
Other assets	3,108		4,178		4,882
Other unallocated amounts	11,677		12,528		10,498
Consolidated total assets (at year end)	157,457		188,344		185,868

Other significant items
Total expenditures for assets of reportable segments	195		256		144
Unallocated amounts	16,040		18,424		15,554
Consolidated total expenditures for assets	16,235		18,680		15,698

Total depreciation and amortization for reportable segments	961		170		162
Unallocated amounts	16,840		15,706		12,368
Consolidated total depreciation and amortization	17,801		15,876		12,530

(*)	Including goodwill.

E.	Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2011	2010	2009

Israel	80,202	71,211	62,367
United States	4,116	3,700	3,469
Brazil	62,409	61,096	44,564
Argentina	12,345	10,857	10,442
Others	1,095	961	539
Total	160,167	147,825	121,381

	Property and equipment, net
	December 31,
(in thousands)	2011	2010	2009

Israel	10,244	10,053	8,017
United States	183	161	104
Brazil	25,892	31,112	29,143
Argentina	4,551	4,821	4,998
Total	40,870	46,147	42,262

-	Revenues were attributed to countries based on customer location.
-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2011, 2010 and 2009 there were no sales exceeding 10% of total revenues to none of our customers.

Financial Instruments And Risks Management	12 Months Ended
Dec. 31, 2011
Financial Instruments And Risks Management [Abstract]
Financial Instruments And Risks Management
NOTE 20	-	FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

A.	Concentrations of credit risks

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables, derivatives and deposits in escrow.

Most of the Group's cash and cash equivalents, deposits in escrow and short-term investments (including investments in trading marketable securities), as of December 31, 2011 and 2010, were deposited with major Israeli banks. The Company is of the opinion that the credit risk in respect of these balances is immaterial.

Most of the Group's sales are made in Israel, South America and the United States, to a large number of customers, including insurance companies.  Management periodically evaluates the collectability of the trade receivables to determine the amounts that are doubtful of collection and determine a proper allowance for doubtful accounts.  Accordingly, the Group's trade receivables do not represent a substantial concentration of credit risk.

B.	Foreign exchange risk management

The Group operates internationally, which gives rise to exposure to market risks mainly from changes in exchange rates of foreign currencies in relation to the functional currency of each of the entities of the Group.

During 2009, the Company entered into foreign currency forward transactions in order to protect itself against the risk that the eventual cash flows resulting from anticipated transactions (mainly purchases of inventory), denominated in currencies other than the functional currency, will be affected by changes in exchange rates. Such transactions matured in 2009 through the last quarter of 2010.  In addition the Company has certain involvement with derivative financial instruments for trading purposes.

As described in Note 1K, certain transactions were designated and accounted as hedging instruments. Other transactions do not qualify as hedging instruments (or have not been designated as such).

The following table summarizes a tabular disclosure of (a) fair values of derivative instruments in the balance sheets and (b) the effect of derivative instruments in the statements of income:

Fair values of derivative instruments:

Derivatives not designated as hedging instruments	Location of gain or loss recognized in income on derivatives	Amount of gain or loss recognized in income on derivatives
Year ended December 31, 2011

Foreign exchange contracts	Financing income, net	(314)

Fair values of derivative instruments:

	Asset derivatives		Liability derivatives
As of December 31, 2010
	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as hedging instruments:		-		-
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Other assets	32	Other liabilities	-
Total derivatives designated as hedging instruments		32		-
Total derivatives		32		-

The effect of derivative instruments in the statements of income:

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI on derivatives (effective portion)(*)	Location of gain (loss) reclassified from accumulated OCI into income (effective portion)(*)	Amount of gain or loss reclassified from accumulated OCI into income (effective portion)(*)
Year ended December 31, 2010

Foreign exchange contracts	(103)	Cost of revenues	225

(*)	During 2010, the gains or losses that were recognized in earnings for hedge ineffectiveness were insignificant.

Derivatives not designated as hedging instruments	Location of gain or loss recognized in income on derivatives	Amount of gain or loss recognized in income on derivatives
Year ended December 31, 2010

Foreign exchange contracts	Financing income, net	819

The effect of derivative instruments in the statements of income:

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI on derivatives (effective portion)(*)	Location of gain (loss) reclassified from accumulated OCI into income (effective portion)(*)	Amount of gain or loss reclassified from accumulated OCI into income (effective portion)(*)
Year ended December 31, 2009

Foreign exchange contracts	(488)	Cost of revenues	366

(*)	During 2009, the gains or losses that were recognized in earnings for hedge ineffectiveness were insignificant.

Derivatives not designated as hedging instruments	Location of gain (loss) recognized in income on derivatives	Amount of gain or loss recognized in income on derivatives
Year ended December 31, 2009

Foreign exchange contracts	Financing income, net	570

The nominal amounts of foreign currency derivatives as of December 31, 2011 and 2010, are as follows:

	US dollars
	December 31,
(in thousands)	2011	2010

Forward transactions – for the exchange of:
NIS into US dollars(1)	-	-
US dollars into NIS(2)	-	10,000

(1)      Derivatives designated as hedging instruments
(2)      Derivatives not designated as hedging instruments.

C.	Fair value of financial instruments

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is an exit price, representing the amount that would be received to sell an asset or the amount that would be paid to transfer a liability in an orderly transaction between market participants.

The Company measured cash equivalents, derivative financial instruments and the investments in marketable securities at fair value.  Such financial instruments are measured at fair value, on a recurring basis.  The measurement of cash equivalents and marketable securities are classified within Level 1 due to the fact that these assets are valued using quoted market prices.  The fair value of derivatives generally reflects the estimated amounts that the Company would receive or pay to terminate the contracts at the reporting dates, based on the prevailing currency prices and the relevant interest rates.  Such measurement is classified within Level 2.

The fair value of the financial instruments included in the working capital of the Group (cash and cash equivalents, accounts receivable, accounts payable and other current liabilities) approximates their carrying value, due to the short-term maturity of such instruments.

See also Note 1X.

The Company's financial assets measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2011 and 2010:

	US Dollars
	December 31, 2011
(in thousands)	Level 1	Level 2	Level 3
Trading securities (*)	68	-	-
Derivatives
Derivatives designated as hedging instruments	-	-	-
Derivatives not designated as hedging instruments	-	-	-
Total	68	-	-

	US Dollars
	December 31, 2010
(in thousands)	Level 1	Level 2	Level 3
Trading securities (*)	1,509	-	-
Derivatives
Derivatives designated as hedging instruments	-	-	-
Derivatives not designated as hedging instruments	-	32	-
Total	1,509	32	-

(*)	The entire balance consist of US government debentures.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
NOTE 21	-	SUBSEQUENT EVENTS

A.
In April 2012, the Company sold their entire holding in Ituran Cellular to a third party against payment of NIS 600,000 (approximately US$ 157,000) and repayment of their shareholder's loan in the amount of approximately NIS 3.1 Million (approximately US$816,000).  The capital gain from this transaction amounted to approximately NIS 0.6 million (approximately US$ 0.2).

B.
On April 9, 2012, the Company entered into agreement with General Motors Brazil ("GMB") through a Brazilian company controlled by them. According to the agreement, GMB will offer its customers immobilization, location and Telematics services for the Chevrolet range of vehicles it sells in Brazil through Ituran's Brazilian company. The sale and the installation of the anti-theft device will not be carried out by the Company. For the purposes of the agreement entered with GMB, the Company incorporated a new Brazilian subsidiary in which they own 51% of the issued share capital.